NATURE OF OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Nonemployee Director Initial and Annual Grants) (Details)	3 Months Ended	12 Months Ended					1 Months Ended		12 Months Ended
	Mar. 31, 2013	Jun. 30, 2012 Chairman of the Board Initial [Member]	Jun. 30, 2012 Director Initial [Member]	Jun. 30, 2012 Chair of the Committee Initial [Member]	Jun. 30, 2012 Member of the Committee Initial [Member]	Jun. 30, 2012 Chairman Of Board Annual [Member]	Apr. 30, 2010 Director Annual [Member]	Mar. 31, 2010 Director Annual [Member]	Jun. 30, 2012 Director Annual [Member]	Jun. 30, 2012 Chair of a Committee Annual [Member]	Jun. 30, 2012 Member Of Committee Annual [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted	1,395,000	50,000	30,000	10,000	5,000	35,000	50,000	20,000	50,000	10,000	5,000